INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less : accumulated amortization	(1,469,332)	(1,387,023)	(1,052,575)
Net intangibles	2,259,494	2,341,803	2,541,285
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total	777,375	777,375	700,252
Less : accumulated amortization	(391,442)	(369,471)	(282,304)
Net intangibles	385,933	407,904	417,948
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,199,965	1,199,965	1,142,122
Less : accumulated amortization	(219,755)	(209,620)	(169,406)
Net intangibles	980,210	990,345	972,716
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total	36,913	36,913	36,913
Less : accumulated amortization	(36,913)	(36,913)	(33,744)
Net intangibles			3,169
Recipes [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,221,601	1,221,601	1,221,601
Less : accumulated amortization	(589,545)	(551,737)	(401,366)
Net intangibles	632,056	669,864	820,235
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total	274,982	274,982	274,982
Less : accumulated amortization	(231,677)	(219,282)	(165,755)
Net intangibles	43,305	55,700	109,227
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 217,990	$ 217,990	$ 217,990